Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Legal proceedings provision [abstract]
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 16)		R$ 707,131	R$ 814,925	R$ 789,974
Judicial and administrative proceedings		8,365,320	7,470,344	7,000,680
Of which:
Civil		2,522,005	1,842,549	1,986,602
Labor		3,448,388	3,138,645	2,501,426
Tax and Social Security		2,394,927	2,489,150	2,512,652
Others provisions	[1]	991,008	780,595	922,370
Total		R$ 10,063,459	R$ 9,065,864	R$ 8,713,024

[1]	In 2017, includes R$287,446 (2016 - R$450,284 and 2015 - R$301,447) relating to the expenses of projects aimed at improving operational productivity and efficiency.